SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Options To Purchase	3,675,000	2,275,000
Common Shares Issuable Under Convertible Note	999,328	1,427,106
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,403,601	1,080,000